Pension Plans and Other Benefit Plans - Defined Benefit Plans - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Plans and Other Benefit Plans
Fair value of plan assets	€ 11	€ 11